Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		59 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Statements Of Operations
REVENUE
OPERATING EXPENSES
General and administrative expenses	243,266	1,419,998	485,423	1,623,894	5,566,919
Research and development	115,312	30,204	200,045	77,604	903,548
Depreciation expense	4,641	3,687	8,643	8,589	75,240
TOTAL OPERATING EXPENSES	363,219	1,453,889	694,111	1,710,087	6,545,707
LOSS FROM OPERATIONS BEFORE OTHER INCOME/(EXPENSES)	(363,219)	(1,453,889)	(694,111)	(1,710,087)	(6,545,707)
Interest income					39,521
Gain on sale of asset		5,045		5,045	5,045
Penalties	(29)		(29)		(79)
Interest expense	(119)	(299)	(494)	(436)	(10,596)
TOTAL OTHER INCOME/(EXPENSE)	(148)	4,746	(523)	4,609	33,891
NET LOSS	$ (363,367)	$ (1,449,143)	$ (694,634)	$ (1,705,478)	$ (6,511,816)
BASIC AND DILUTED LOSS PER SHARE	$ (0.07)	$ (0.32)	$ (0.13)	$ (0.38)
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING
BASIC AND DILUTED	5,586,527	4,531,477	5,454,484	4,482,885